Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 42,950	$ 45,789	$ 82,296	$ 45,789
Severance costs			75,600	31,700	$ 74,500
Other restructuring costs			6,700	14,100
Impairment of operating right-of-use assets and related property, plant and equipment			5,573	12,559
Restructuring reserve	44,466		44,466		31,474	$ 6,999
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	40,100		40,100		27,700
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	4,400		4,400		3,800
Restructuring reserve, current	1,600		1,600		1,400
Restructuring reserve, noncurrent	$ 2,800		2,800		2,400
Workforce reduction and onerous contract cost
Restructuring Cost and Reserve [Line Items]
Impairment of operating right-of-use assets and related property, plant and equipment			5,600	12,600
Onerous contract provision			$ 1,100	$ 1,500	$ 1,900